Derivative Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Liability [Abstract]
Beginning balance	$ 1,690,304	$ 2,255,781	$ 221,822
Increase in derivative value due to issuances of convertible promissory notes	307,884	336,643	221,515
Increase in derivative value attributable to tainted warrants		0	7,103,444
Decrease in derivative value attributable to exchange of warrants		0	(3,766,437)
Change in fair market value of derivative liabilities due to the mark to market adjustment	18,690	(702,493)	(1,221,021)
Debt conversions	(178,226)	(199,627)	(303,542)
Ending balance	$ 1,838,652	$ 1,690,304	$ 2,255,781